Document and Entity Information	Mar. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 09, 2023
Entity Registrant Name	LOYALTY VENTURES INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40776
Entity Tax Identification Number	87-1353472
Entity Address, Address Line One	8235 DOUGLAS AVENUE
Entity Address, Address Line Two	SUITE 1200
Entity Address, City or Town	DALLAS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	972
Local Phone Number	338-5170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LYLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001870997
Amendment Flag	false